                          CLARION CMBS VALUE FUND, INC.
          c/o Clarion Capital / 335 Madison Avenue / New York, NY 10017
                                Tel 212-883-2500




June 2000

CLARION CMBS VALUE FUND, INC.

Dear Shareholder,


Enclosed is the Semi-Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 1999 through April 30, 2000. The Fund is a non-diversified, open-end management investment company which was initially capitalized on December 21, 1994 with the sale of 10,011,100 shares of common stock. As of April 30, 2000, the Fund had investments in commercial mortgage backed securities with a net investment value of $98,338,904 ($119,417,445 face amount) and investments in cash equivalents and other net assets with a net investment value of $1,928,800.

For the period November 1, 1999 through April 30, 2000, the Fund generated a gross total return of 6.1%. This compares to a total return of 1.4% for the Lehman Brothers Aggregate Index and (0.1)% for the Merrill Lynch High Yield Index. While the Fund has not been affected by the small movement of spreads during this period, it has benefited from the high current income generated by its investments and the lowering of the Treasury benchmarks. Currently, the Fund has an average yield to maturity (7.0 years) of 11.7% with a BB+ average credit quality, representing excellent value. Given its superior yield, the Fund is positioned to continue to outperform all relevant indices moving forward.

From a credit perspective, the Fund's seasoned portfolio continues to offer strong downside protection. The Fund currently invests in a diversified portfolio of 27 securities, which are backed by more than 4800 loans. The average mortgage origination date of the loans underlying the portfolio is 1995. As these mortgages have paid down, the portfolio's subordination level has increased to 23%, resulting in an effective LTV (average origination date LTV less subordination) on the current portfolio of 52%.

Given its strong credit quality, the Fund is expected to continue to benefit from credit upgrades, as mortgages pay down and subordination levels increase. Over the past two years, the Fund has experienced five credit upgrades based on the credit quality of its underlying portfolio, and has never had a downgrade. These upgrades have resulted in additional capital gains, adding to the Fund's total return. Adding to the Fund's return potential is the anticipated spread compression in the commercial mortgage sector. CMBS spreads remain at historically wide levels and are expected to tighten, resulting in substantial capital appreciation.

In summary, we continue to believe that the Clarion CMBS Value Fund offers one of the best risk-adjusted returns in today's market.



Daniel Heflin
President

  COMPARISON OF VALUE OF A $10,000 INVESTMENT IN CLARION CMBS VALUE FUND, INC.
                       VS. LEHMAN BROTHERS AGGREGATE INDEX


[GRAPH]

                   Clarion CMBS    LB Aggregate
Month Ending        Value Fund         Index
     12/31/94        $  10,000       $  10,000
      1/31/95        $  10,201       $  10,198
      2/28/95        $  10,463       $  10,440
      3/31/95        $  10,544       $  10,504
      4/30/95        $  10,687       $  10,651
      5/31/95        $  11,119       $  11,063
      6/30/95        $  11,233       $  11,144
      7/31/95        $  11,202       $  11,120
      8/31/95        $  11,317       $  11,254
      9/30/95        $  11,508       $  11,363
     10/31/95        $  11,777       $  11,511
     11/30/95        $  12,017       $  11,683
     12/31/95        $  12,183       $  11,847
      1/31/96        $  12,286       $  11,926
      2/29/96        $  12,114       $  11,719
      3/31/96        $  12,160       $  11,637
      4/30/96        $  12,137       $  11,572
      5/31/96        $  12,184       $  11,548
      6/30/96        $  12,388       $  11,703
      7/31/96        $  12,461       $  11,736
      8/31/96        $  12,545       $  11,716
      9/30/96        $  12,793       $  11,920
     10/31/96        $  13,176       $  12,184
     11/30/96        $  13,517       $  12,393
     12/31/96        $  13,489       $  12,278
      1/31/97        $  13,516       $  12,315
      2/28/97        $  13,760       $  12,346
      3/31/97        $  13,714       $  12,209
      4/30/97        $  14,067       $  12,392
      5/31/97        $  14,490       $  12,509
      6/30/97        $  14,814       $  12,657
      7/31/97        $  14,551       $  12,999
      8/31/97        $  14,566       $  12,888
      9/30/97        $  14,934       $  13,078
     10/31/97        $  15,182       $  13,268
     11/30/97        $  15,175       $  13,329
     12/31/97        $  15,188       $  13,463
      1/31/98        $  15,505       $  13,636
      2/28/98        $  15,516       $  13,625
      3/31/98        $  15,650       $  13,672
      4/30/98        $  15,574       $  13,744
      5/31/98        $  15,734       $  13,874
      6/30/98        $  15,872       $  13,992
      7/31/98        $  15,889       $  14,021
      8/31/98        $  16,000       $  14,250
      9/30/98        $  16,142       $  14,583
     10/31/98        $  15,417       $  14,506
     11/30/98        $  15,207       $  14,588
     12/31/98        $  15,378       $  14,632
      1/31/99        $  15,508       $  14,737
      2/28/99        $  15,335       $  14,479
      3/31/99        $  15,464       $  14,560
      4/30/99        $  15,570       $  14,606
      5/31/99        $  15,704       $  14,478
      6/30/99        $  15,690       $  14,432
      7/31/99        $  15,682       $  14,370
      8/31/99        $  15,694       $  14,363
      9/30/99        $  15,885       $  14,530
     10/31/99        $  15,875       $  14,583
     11/30/99        $  15,940       $  14,582
     12/31/99        $  16,056       $  14,512
      1/31/00        $  16,043       $  14,464
      2/29/00        $  16,439       $  14,639
      3/31/00        $  16,795       $  14,832
      4/30/00        $  16,780       $  14,790



The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Unlike the returns of the Fund, the total return of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.



PERFORMANCE INFORMATION

                                    ONE YEAR ENDED        FIVE YEARS ENDED       INCEPTION TO
                                    APRIL 30, 2000       APRIL 30, 2000 (a)    APRIL 30, 2000 (b)
                                    --------------       ------------------    ------------------
Clarion CMBS Value Fund, Inc.            7.77%                 9.44%                 10.14%

(a) Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. UNLIKE THE RETURNS OF THE FUND, THE TOTAL RETURN OF THE LEHMAN BROTHERS AGGREGATE INDEX DO NOT INCLUDE THE ADVERSE EFFECTS OF SHAREHOLDER TRANSACTIONS COSTS AND FUND OPERATING EXPENSES.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

                                                                                 FACE
                                                                                AMOUNT                VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES (98.08%)
-----------------------------------------------------------------------------------------------------------------------------------
CBM Funding Corp.,
     1996-1 Class D 8.645%, 2/1/08 ......................................... $    960,000        $      944,178
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class D 7.532%, 12/21/27......................................    3,000,000             2,892,408
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class E 8.247%, 12/21/27 .....................................    2,000,000             1,801,436
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class D 8.400%, 1/25/05 (b) .............................    5,839,000             5,028,418
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class E 8.400%, 1/25/05 (b) .............................   11,087,000             8,673,881
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class F 8.400%, 1/25/05 (b) (c) .........................    9,139,184             4,420,422
Chase Commercial Mortgage
     1997-2 Class F 6.600%, 8/19/12 ........................................    5,800,000             4,146,478
DLJ Mortgage Acceptance Corp.,
     1996-CF1 Class B2 8.267%, 5/12/09 (b) .................................    1,000,000               971,986
DLJ  Commercial Mortgage Corp.,
     1998-CF1 Class B3 7.600%, 1/15/13 (b)..................................   10,000,000             8,050,370
DLJ  Commercial Mortgage Corp.,
     1998-CF1 Class B4 7.600%, 1/15/13 (b) .................................    2,100,000             1,460,059
Federal Deposit Insurance Corp.,
     REMIC Trust 1994-C1 Class IIE 8.700%, 9/25/25..........................    3,035,390             3,076,556
First Union - Lehman Brothers,
     1997-C2 Class A3 6.650%, 12/18/07......................................    5,000,000             4,620,825
GMAC Commercial Mortgage Securities Inc.,
     1997-C1 Class G 7.414%, 12/15/13 (b) ..................................   10,000,000             7,333,680
J.P. Morgan Commercial Mortgage Finance Corp.,
     1996-C3 Class E 8.218%, 4/25/28 .......................................      500,000               486,383
LB Commercial Conduit Mortgage Trust,
     1996-C2 Class E 7.944%, 10/25/26 ......................................    1,944,050             1,827,699
Merrill Lynch Mortgage Investors,
     1995-C2 Class D 7.777%, 6/15/21 .......................................      857,412               832,761
Morgan Stanley Capital I, Inc.,
     1998-XL1 Class H 7.150%, 6/03/30 (b)...................................    5,000,000             3,896,880
Morgan Stanley Capital I, Inc.,
     1999-1NYP Class F 7.489%, 5/03/06 (b)..................................    2,000,000             1,842,228
Morgan Stanley Capital I, Inc.,
     1999-LIFE Class A2 7.110%, 7/15/09 ....................................    4,000,000             3,850,360
Mortgage Capital Funding, Inc.,
     1995-MC1 Class A4 8.350%, 5/25/27......................................    4,575,500             4,608,169

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS --(CONTINUED)
APRIL 30, 2000
(UNAUDITED)

                                                                                 FACE
                                                                                AMOUNT                VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES--(CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
     1997-MC1 Class F 7.452%, 5/20/07 (b)................................... $  2,000,000        $    1,625,250
Mortgage Capital Funding, Inc.,
     1997-MC2 Class F 7.214%, 4/20/07 (b)...................................    7,000,000             5,439,525
Nationslink Funding Corp.,
     1998-1, Class F 7.050%, 2/20/08 (b) ...................................    5,000,000             3,726,110
Nationslink Funding Corp.,
     1999-1, Class A2 6.316%, 4/20/08.......................................    5,000,000             4,588,810
Prudential Securities Secured Financing Corp.,
     1995-MCF2 Class F 8.555%, 12/26/22 (b) ................................    5,557,000             5,563,946
Resolution Trust Corp.,
     1994-C2 Class G 8.000%, 4/25/25........................................    4,095,499             3,877,349
Resolution Trust Corp.,
     1995-C2 Class F 7.000%, 5/25/27........................................    2,927,410             2,752,737

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE SECURITIES
      (COST $101,314,730)...................................................                         98,338,904
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.27%)
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.27%)
     State Street Bank and Trust Company 4.250%, due 5/01/00
     (Collateralized by $280,000 U.S. Treasury Note,
     5.00%, due 4/30/01) (COST $276,000)...................................       276,000               276,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.35%)
    (COST $101,590,730) (D)................................................                          98,614,904
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.65%)...................................                           1,652,800
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%).......................................................                        $100,267,704
===================================================================================================================================





(a)  See Note A to Financial Statements.

(b) 144A Security. Restricted as to public resale. Value of restricted securities at April 30, 2000 was $58,032,755 or 57.88% of net assets. (Cost $60,162,133).

(c)  Security is deemed illiquid at April 30, 2000.

(d) The cost for federal income tax purposes was $101,590,730. At April 30, 2000 net unrealized depreciation for all securities based on tax cost was $2,975,826. This consisted of aggregate gross unrealized appreciation for all securities of $2,016,460 and aggregate gross unrealized depreciation for all securities of $4,992,286.

                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000
(UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost.........................................................             $    101,590,730
                                                                                             ================
   Investments, at Value........................................................             $     98,614,904
   Receivable for Securities Sold...............................................                    6,624,998
   Interest Receivable..........................................................                    1,053,850
   Paydown Receivable...........................................................                      143,289
   Prepaid Expenses.............................................................                        8,359
---------------------------------------------------------------------------------------------------------------------------------
Total Assets....................................................................                  106,445,400
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for Securities Purchased.............................................                    5,478,356
   Accrued Advisory Fee - Note B................................................                      169,201
   Payable to Custodian.........................................................                      375,833
   Dividends Payable............................................................                        4,077
   Other Liabilities............................................................                      150,229
---------------------------------------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................                    6,177,696
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS......................................................................             $    100,267,704
=================================================================================================================================
NET ASSETS CONSIST OF:
   Paid in Capital .............................................................                  106,357,209
   Dividends Paid in Excess of Net Investment Income............................                     (431,158)
   Accumulated Net Realized Loss................................................                   (2,682,521)
   Unrealized Depreciation......................................................                   (2,975,826)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS......................................................................             $    100,267,704
=================================================================================================================================
COMMON STOCK
   Shares Issued and Outstanding, ($0.01 par value) (Authorized 250,000,000)                       12,150,593
   Net Asset Value Per Share....................................................             $           8.25
=================================================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2000
(UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest..............................................................                        $     4,575,631
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Fees - Note B.....................................                        $       321,997
    Administrative Fees - Note C..........................................                                 30,000
    Custodian Fees - Note D...............................................                                 27,331
    Audit Fees............................................................                                 12,432
    Legal Fees............................................................                                 17,902
    Insurance Fees........................................................                                  8,951
    Directors' Fees - Note F..............................................                                  2,586
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses.....................................................                                421,199
       Less Fee Waived....................................................                                (12,266)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses.......................................................                                408,933
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................................................                              4,166,698
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS..........................................                             (1,090,123)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS......................                              2,386,698
---------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS...................................................                              1,296,575
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                        $     5,463,273
=================================================================================================================================



                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS



                                                                         SIX MONTHS                  YEAR
                                                                            ENDED                    ENDED
                                                                       APRIL 30, 2000          OCTOBER 31, 1999
                                                                       --------------          ----------------
                                                                         (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income......................................        $    4,166,698           $     8,495,260
   Net Realized Gain/(Loss)...................................            (1,090,123)               (1,592,398)
   Net Change in Unrealized Appreciation/(Depreciation).......             2,386,698                (3,892,957)
---------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations.....             5,463,273                 3,009,905
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
---------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income.....................................             (4,074,314)               (8,368,404)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions....................................            (4,074,314)               (8,368,404)
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (1)
Issued   - Regular............................................                   -                     850,000
         - In Lieu of Cash Distributions......................                34,161                    15,400
Redeemed .....................................................              (405,132)                      -
---------------------------------------------------------------------------------------------------------------------------------
     Net Increase from Capital Share Transactions.............              (370,971)                  865,400
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase.............................................             1,017,988                (4,493,099)
Net Assets:
   Beginning of Year..........................................            99,249,716               103,742,815
---------------------------------------------------------------------------------------------------------------------------------
    End of Year (including distributions in excess of
    net investment income of $431,158 and $523,542,
    respectively) ............................................       $   100,267,704           $    99,249,716
=================================================================================================================================

(1) Shares Issued and Redeemed:
Shares Issued.................................................                   -                     104,251
    In Lieu of Cash Distribution..............................                 4,191                     1,862
    Shares Redeemed...........................................               (48,900)                      -
---------------------------------------------------------------------------------------------------------------------------------
                                                                             (44,709)                  106,113
=================================================================================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2000
(UNAUDITED)




---------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets from operations.......................................                $     5,463,273
   Adjustment to reconcile net increase in net assets from operations to net cash provided by operating activities:
     Purchase of investment securities..............................................                    (25,320,791)
     Proceeds from sale of investment securities....................................                     22,110,706
     Net decrease in short-term securities..........................................                        895,000
     Principal paydowns.............................................................                      1,609,137
     Decrease in interest receivable................................................                        289,473
     Decrease in payable to Custodian...............................................                        (22,584)
     Increase in accrued expenses...................................................                         37,659
     Unrealized appreciation on investments.........................................                     (2,386,698)
     Net realized loss on investments...............................................                      1,090,123
     Decrease in other assets.......................................................                        225,910
---------------------------------------------------------------------------------------------------------------------------------
       Net Cash Provided by Operating Activities....................................                      3,991,208
---------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES: *
   Cash Subscriptions Received......................................................                        450,000
   Cash Distributions Paid..........................................................                     (4,036,076)
   Cash Redemptions Paid............................................................                       (405,132)
---------------------------------------------------------------------------------------------------------------------------------
       Net Cash Used for Financing Activities.......................................                     (3,991,208)
---------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Cash................................................................                          -
CASH AT BEGINNING OF PERIOD........................................................                           -
---------------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD...............................................................                $         -
==================================================================================================================================


* Non-cash financing activities not included herein consist of reinvestment of dividends of $34,161.



                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS



                                                       SIX MONTHS    YEAR         YEAR         YEAR         YEAR     DECEMBER 21,
                                                          ENDED      ENDED        ENDED        ENDED        ENDED     1994 (2) TO
PER SHARE OPERATING PERFORMANCE                         APRIL 30, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2000       1999         1998       1997 (1)       1996         1995
                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   8.14    $   8.58     $   9.66    $    9.25   $    10.82      $  10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                  0.34        0.70         0.68         0.81         0.93          0.75
   Net Realized and Unrealized Gain (Loss)                0.10       (0.45)       (0.52)        0.40         0.06          0.78
---------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                   0.44        0.25         0.16         1.21         0.99          1.53
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                 (0.33)      (0.69)       (0.68)       (0.80)       (0.98)        (0.71)
   In Excess of Net Investment Income                       -           -            -            -         (0.06)          -
   Net Realized Gain                                        -           -         (0.27)          -         (0.48)          -
   Return of Capital                                        -           -         (0.29)          -         (1.04)          -
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                               (0.33)      (0.69)       (1.24)       (0.80)       (2.56)        (0.71)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $   8.25    $   8.14    $    8.58    $    9.66    $    9.25     $   10.82
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
     Net Asset Value (3) (4)                              5.57%(5)    3.10%        1.55%       13.65%       10.26%        15.69%(5)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                 $100,268    $ 99,250    $ 103,743    $ 112,614    $ 107,833     $ 115,796
Ratio of Net Expenses to Average Net Assets               0.80%(6)    0.80%        0.80%        0.79%        0.80%         0.80%(6)
Ratio of Net Investment Income to Average Net Assets      8.39%(6)    8.40%        7.42%        8.56%        9.03%         8.30%(6)
Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets         0.06%(6)    0.15%        0.13%        0.10%        0.08%         0.05%(6)
Portfolio Turnover Rate                                     31%(5)      29%           6%          42%          25%           72%(5)
---------------------------------------------------------------------------------------------------------------------------------


(1) Effective July 21, 1997, Clarion Capital became the investment adviser to the Fund.
(2)  Commencement of Operations.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. The Fund's shares are not traded, therefore market value total investment return is not calculated.
(4) Total return would have been lower had certain fees not been waived during the periods.
(5)  Not annualized.
(6)  Annualized.


                       See Notes to Financial Statements.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

Effective May 11, 1999, the Fund changed its name from 13A Commercial Mortgage Securities Fund, Inc. to the Clarion CMBS Value Fund, Inc.

The Fund's common stock is not registered under the Securities Act of 1933. The Fund has two classes of shares, Class A and Class X. Class A Shares are offered on a private placement basis only. Class X Shares are owned by investors who received their interests in the Fund at the time the Fund was a closed-end Fund. There were no Class A Share transactions during the period ended April 30, 2000 and no shares were outstanding as of April 30, 2000.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.



     1. SECURITY VALUATION: Commercial mortgage securities' and other fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     The value of commercial mortgage securities for which no quotations are readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of its net investment income monthly. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested

                          CLARION CMBS VALUE FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.


     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of distributions.


     5. RESTRICTED SECURITIES: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

     6. OTHER: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.


B. ADVISORY SERVICES: Clarion Capital provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund's average monthly net assets. The Advisor has waived its fee to the extent necessary to limit the Fund's total expenses to 0.80% of average net assets.

C. ADMINISTRATION SERVICES: The Fund engages State Street Bank and Trust Company (the "Bank") to provide limited administration services in accordance with the administration agreement.

D. CUSTODIAN: State Street Kansas City serves as custodian for the Fund's assets held in accordance with the custodian agreement.

E. PURCHASES AND SALES: For the period ended April 30, 2000 the Fund made purchases of $30,799,147 and sales of $28,735,704 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period.

F. DIRECTORS AND LEGAL FEES: Each Director, who is not an officer or affiliated person, receives $1,500 per annum plus $250 per meeting attended. Legal fees of $11,936 were paid to a law firm in which a partner is an officer of the Fund.

G. OTHER: At April 30, 2000 99.4% of total shares outstanding were held by one record shareholder.

-------------------------------------------
CLARION CMBS VALUE FUND, INC.
-------------------------------------------

OFFICERS AND DIRECTORS

Frank L. Sullivan Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Fredrick D. Arenstein
Treasurer, Compliance Officer and
Chief Financial Officer

Joanne Vitale
Secretary and Director

Robert Kopchains
Vice President

Paul S. Schreiber
Assistant Secretary

E. Robert Roskind
Director

Stephen Asheroff
Director
-------------------------------------------

INVESTMENT ADVISER
         Clarion Capital, LLC
         335 Madison Avenue
         New York, NY  10017
-------------------------------------------

ADMINISTRATOR
         State Street Bank and Trust Company
         2 Avenue de Lafayette
         Boston, MA  02111
------------------------------------------

CUSTODIAN
         State Street Kansas City
         801 Pennsylvania Avenue
         Kansas City, MO 64105
-------------------------------------------


                       ------------------------------------



                               CLARION CMBS VALUE
                                   FUND, INC.




                       ------------------------------------








                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000
                                   (UNAUDITED)